Notes to the consolidated statements of income - Research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the consolidated statements of income
Research and development expense	€ 47,801	€ 55,760